Declaration of Dividends (Details)	9 Months Ended
	Sep. 30, 2011 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Sep. 30, 2011 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Sep. 30, 2011 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Sep. 30, 2011 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Sep. 30, 2011 Common stock [Member] Interim Dividend Two Current Year [Member] USD ($)	Sep. 30, 2011 Common stock [Member] Interim Dividend Two Current Year [Member] ZAR	Sep. 30, 2011 Common stock [Member] C D Is [Member]	Sep. 30, 2011 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Sep. 30, 2011 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2011 Common stock [Member] C D Is [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2011 Common stock [Member] G H Ds [Member]	Sep. 30, 2011 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Sep. 30, 2011 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2011 Common stock [Member] G H Ds [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2011 Common stock [Member] A D Ss [Member]	Sep. 30, 2011 Common stock [Member] A D Ss [Member] Final Dividend Prior Year [Member]	Sep. 30, 2011 Common stock [Member] A D Ss [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2011 Common stock [Member] A D Ss [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Sep. 30, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Sep. 30, 2011 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Sep. 30, 2011 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR	Sep. 30, 2011 E Ordinary Shares [Member] Interim Dividend Two Current Year [Member] USD ($)	Sep. 30, 2011 E Ordinary Shares [Member] Interim Dividend Two Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date	Feb. 15, 2011	Feb. 15, 2011	Aug. 02, 2011	Aug. 02, 2011	Nov. 07, 2011	Nov. 07, 2011													Feb. 15, 2011	Feb. 15, 2011	Aug. 02, 2011	Aug. 02, 2011	Nov. 07, 2011	Nov. 07, 2011
Record date	Mar. 11, 2011	Mar. 11, 2011	Sep. 02, 2011	Sep. 02, 2011	Dec. 02, 2011	Dec. 02, 2011													Mar. 11, 2011	Mar. 11, 2011	Sep. 02, 2011	Sep. 02, 2011	Dec. 02, 2011	Dec. 02, 2011
Dividends Payable, Date to be Paid, Day, Month and Year	Mar. 18, 2011	Mar. 18, 2011	Sep. 09, 2011	Sep. 09, 2011	Dec. 09, 2011	Dec. 09, 2011		Mar. 18, 2011	Sep. 09, 2011	Dec. 09, 2011		Mar. 21, 2011	Sep. 12, 2011	Dec. 12, 2011		Mar. 28, 2011	Sep. 19, 2011	Dec. 19, 2011	Mar. 18, 2011	Mar. 18, 2011	Sep. 09, 2011	Sep. 09, 2011	Dec. 09, 2011	Dec. 09, 2011
Common Stock, Dividends, Per Share, Declared [in currency per share]	$ 0.1126	0.80	$ 0.12081	0.90	$ 0.11441	0.90													$ 0.05630	0.40	$ 0.06041	0.45	$ 0.05721	0.45
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)											100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)							0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)															1